Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details) - Variable Interest Entity [Member] - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Consolidated Balance Sheets [Line Items]
Current assets		$ 373,282	$ 446,055
Non-current assets		2,995	3,448
Total assets		376,277	449,503
Current liabilities		221,156	204,412
Intercompany payables	[1]	2,572,319	2,725,061
Total liabilities		2,793,475	2,929,473
Net assets		$ (2,417,198)	$ (2,479,970)

[1]	Intercompany payables are eliminated upon consolidation.